Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Apr. 29, 2022	May 09, 2022	Feb. 07, 2022
Subsequent Events (Details) [Line Items]
Redeemed by number of shareholders (in Shares)	283,736
Price per share (in Dollars per share)	$ 11.24
Aggregate principal amount	$ 3,189,193		$ 546,991.05
Unsecured Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 504,431